Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Contract liabilities [abstract]
Summary of contract liabilities

	2019	2018
	£m	£m
Current	61	—
Non-current	933	—
	994	—

Explanation of significant changes in contract assets and contract liabilities
Significant changes in the contract liabilities balances during the period are as follows:

2019
£m
As at 1 April 2018 (see note 37)	866
Exchange adjustments	29
Revenue recognised that was included in the contract liability balance at the beginning of the period	(51)
Increases due to cash received, excluding amounts recognised as revenue during the period	155
Changes due to amounts recognised as revenue	(5)
At 31 March 2019	994